UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. McDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	06/30/16

The following Form N-CSR relates only to the Registrant's series listed below  and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus/Standish Global Fixed Income Fund

SEMIANNUAL REPORT June 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus/Standish Global Fixed Income Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2016 through June 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets experienced heightened turbulence over the first half of 2016 when global economic challenges fueled dramatic swings in market sentiment. At the start of the year, investors reacted cautiously to an economic slowdown in China, sluggish growth in Europe, plummeting commodity prices, and rising short-term interest rates in the United States. These worries sparked sharp declines in U.S. and global equity markets, while high-quality bonds gained value as investors flocked to traditional safe havens.

Investor sentiment subsequently rebounded when U.S. monetary policymakers refrained from additional rate hikes, major central banks eased their monetary policies further, and commodity prices improved. Stocks rallied strongly during the spring, recouping earlier losses, and bonds continued to benefit from robust investor demand. Still, by June, uncertainty continued to dominate the capital markets amid worries about Great Britain’s exit from the European Union and disappointing job growth in the United States.

We remain encouraged by the resilience of the stock and bond markets, but we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the second half of 2016. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2016 through June 30, 2016, as provided by David Leduc, CFA, Raman Srivastava, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2016, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 3.47%, Class C shares returned 3.10%, Class I shares returned 3.61%, and Class Y shares returned 3.66%.1 In comparison, the Barclays Global Aggregate (Hedged) Index (the “Index”), the fund’s benchmark, produced a total return of 5.87% for the same period.2

Global bonds generally gained value over the reporting period as interest rates fell in most major markets. The fund’s currency and asset allocation strategies hampered its results compared to the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stock, and money market instruments. To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest-rate forecasting. The portfolio managers look for fixed-income securities with the most potential for added value, such as those involving the possibility of credit upgrades, unique structural characteristics, or innovative features. The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

Global Bonds Rebounded as Interest Rates Declined

The reporting period began in the midst of disappointing economic data in Europe, Japan, and China, suggesting that previous quantitative easing programs did not boost economic activity as much as monetary policymakers had hoped. Investors also reacted cautiously to the first increase in short-term U.S. interest rates in nearly 10 years. Consequently, investors began to adopt more defensive investment postures, hurting riskier securities such as high

DISCUSSION OF FUND PERFORMANCE (continued)

yield bonds and emerging-markets debt. Meanwhile, investment-grade bonds from energy and materials producers were undermined by low commodity prices. In contrast, demand intensified for high-quality sovereign bonds, especially U.S. Treasury securities that offered higher yields than their overseas counterparts.

In an attempt to stimulate their economies, Japan adopted negative short-term interest rates for the first time, China cut rates and implemented market reforms, the European Central Bank eased monetary policy further, and the Federal Reserve Board refrained from additional rate hikes. Demand for longer-term sovereign bonds remained robust following these policy actions, and yield differences narrowed along the market’s maturity range. Market sentiment improved further in the spring when commodity prices rebounded. Riskier securities that had been particularly hard-hit during the downturn led the market rally despite renewed uncertainty stemming from a U.K. referendum in June to leave the European Union.

Currency Positioning Dampened Fund Performance

Although the fund participated significantly in the global bond market rally, short positions in the Australian dollar, New Zealand dollar, Taiwan new dollar, and Singapore dollar constrained relative performance when commodities-related currencies rallied against the U.S. dollar. A long position in the Mexican peso also proved counterproductive. Relative results were further hindered by the fund’s exposure to inflation-linked bonds in Europe, Japan, and New Zealand, as well as a small overweighted position early in the reporting period in U.S. high yield securities. Relatively heavy positions in Canada and Australia lagged market averages when local interest rates fell less than rates in other countries.

Other strategies produced more favorable relative results, including overweighted exposure to asset-backed securities and an underweighted position in mortgage-backed pass-through securities. Our interest-rate strategies also added a degree of value, most notably an emphasis on longer-term bonds over their short-term counterparts.

We employed interest-rate futures contracts, interest-rate swap options, and currency options to establish some of the fund’s positions.

A Defensive Investment Posture

Despite the global bond markets’ recent rebound, we expect volatility to persist amid ongoing global economic uncertainty. Moreover, current valuations suggest that investors currently are not being compensated for taking on additional credit risk. Therefore, we have maintained a market-neutral average duration and relatively light positions among investment-grade and high yield corporate bonds. Instead, we have favored sovereign bonds in Canada, Australia, and New Zealand, where rates have more room to fall. We also have maintained overweighted positions in inflation-linked bonds and commercial mortgage-backed securities.

July 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2  SOURCE: FactSet — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro-yen corporate bonds, Canadian government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2016 to June 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.15	$7.83	$2.63	$2.38
Ending value (after expenses)	$1,034.70	$1,031.00	$1,036.10	$1,036.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.12	$7.77	$2.61	$2.36
Ending value (after expenses)	$1,020.79	$1,017.16	$1,022.28	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .82% for Class A, 1.55% for Class C, .52 % for Class I and .47% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2016 (Unaudited)

Bonds and Notes - 97.7%		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Argentina - .8%
Argentine Government, Sr. Unscd. Notes		7.50	4/22/26	6,450,000	[b]	7,007,925
Buenos Aires Province, Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[b]	7,146,937
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[b]	7,497,000
					21,651,862
Australia - 4.2%
Australian Government, Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	47,000,000		37,212,002
Australian Government, Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	90,075,000		74,225,282
					111,437,284
Belgium - 2.1%
Belgium Government, Unscd. Bonds, Ser. 49	EUR	4.00	3/28/17	26,500,000	[b]	30,392,597
Belgium Government, Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[b]	27,013,918
					57,406,515
Canada - 3.1%
BMW Canada Auto Trust, Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	5,818,852	[b]	4,506,947
Canadian Government, Bonds	CAD	1.75	3/1/19	35,500,000		28,381,865
Canadian Government, Bonds	CAD	0.75	9/1/20	42,485,000		33,158,327
Canadian Government, Bonds	CAD	2.25	6/1/25	675,000		580,512
Canadian Government, Bonds	CAD	3.50	12/1/45	12,360,000		13,503,727
CNH Capital Canada Receivables Trust, Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	2,003,330	[b]	1,556,238
					81,687,616
Chile - .2%
Codelco, Sr. Unscd. Notes		4.50	9/16/25	5,425,000	[b,c]	5,696,234
France - 14.7%
AXA, Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	[d]	1,665,807
AXA, Sub. Notes	EUR	5.25	4/16/40	3,500,000	[d]	4,295,581
French Government, Bonds	EUR	0.50	11/25/19	156,600,000		179,552,996
French Government, Bonds	EUR	2.25	5/25/24	125,000		164,350
French Government, Bonds	EUR	1.00	11/25/25	107,350,000		128,746,852
French Government, Bonds	EUR	0.50	5/25/26	58,725,000		67,093,133
Societe Generale, Gtd. Notes		2.75	10/12/17	4,510,000		4,584,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 97.7% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
France - 14.7% (continued)
Societe Generale, Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000	[d]	6,117,545
					392,220,950
Germany - 2.3%
Allianz, Jr. Sub. Bonds	EUR	3.38	9/29/49	3,100,000	[d]	3,375,735
Allianz, Sub. Notes	EUR	5.63	10/17/42	4,300,000	[d]	5,545,745
Driver thirteen UG (haftungsbeschraenkt), Ser. 13, Cl. A	EUR	0.00	2/22/21	2,495,961	[d]	2,770,500
German Government, Bonds	EUR	2.25	9/4/20	715,000		890,636
German Government, Bonds	EUR	2.50	8/15/46	19,830,000		35,400,214
Globaldrive Auto Receivables, Ser. 16A, Cl. A	EUR	0.01	1/20/24	4,438,117	[d]	4,935,520
Volkswagen Car Lease, Ser. 22, Cl. A	EUR	0.26	8/21/21	7,395,441	[d]	8,225,608
					61,143,958
Hungary - 1.4%
Hungarian Development Bank, Govt. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,549,716
Hungarian Government, Bonds, Ser. 24/B	HUF	3.00	6/26/24	2,513,500,000		8,891,521
Hungarian Government, Bonds, Ser. 25/B	HUF	5.50	6/24/25	6,245,300,000		26,195,309
					36,636,546
Iceland - 1.0%
Icelandic Government, Unscd. Notes		5.88	5/11/22	22,425,000		26,208,344
Indonesia - .3%
Indonesian Government, Sr. Unscd. Notes	EUR	2.63	6/14/23	1,200,000	[b]	1,347,576
Indonesian Government, Sr. Unscd. Notes	EUR	3.75	6/14/28	6,875,000	[b]	7,751,133
					9,098,709
Ireland - 2.1%
Irish Government, Bonds	EUR	2.40	5/15/30	13,980,000		18,691,854
Irish Government, Bonds	EUR	2.00	2/18/45	2,150,000		2,814,553
Irish Government, Unscd. Bonds	EUR	1.00	5/15/26	28,915,000		33,575,221
					55,081,628
Italy - 6.5%
Enel, Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,591,155
Intesa Sanpaolo, Gtd. Notes		3.88	1/15/19	11,525,000		11,852,529
Intesa Sanpaolo, Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,679,569
Intesa Sanpaolo, Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,267,022

Bonds and Notes - 97.7% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Italy - 6.5% (continued)
Italian Government, Sr. Unscd. Bonds, Ser. CPI	EUR	2.60	9/15/23	15,380,000	[e]	22,947,222
Italian Government, Sr. Unscd. Bonds, Ser. CPI	EUR	2.35	9/15/24	56,895,000	[b,e]	73,488,661
Italian Government, Treasury Bonds	EUR	4.75	6/1/17	8,685,000		10,073,655
Italian Government, Treasury Bonds	EUR	3.50	6/1/18	23,500,000		27,866,029
Italian Government, Treasury Bonds	EUR	4.75	9/1/44	9,340,000	[b]	15,626,750
Telecom Italia, Sr. Unscd. Notes	GBP	6.38	6/24/19	2,000,000		2,936,153
					172,328,745
Japan - 9.1%
Development Bank of Japan, Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,494,465
Japanese Government, Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	5,704,850,000		58,899,862
Japanese Government, Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	5,811,000,000	[f]	59,653,166
Japanese Government, Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	9,075,700,000	[f]	93,369,305
Japanese Government, Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,932,850,000		26,825,577
					242,242,375
Mexico - 3.0%
Banco Nacional de Comercio Exterior, Sr. Unscd. Notes		4.38	10/14/25	7,100,000	[b]	7,427,310
Mexican Government, Bonds, Ser. M	MXN	4.75	6/14/18	1,206,000,000		65,870,145
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	9,225,000		647,973
Petroleos Mexicanos, Gtd. Notes	EUR	3.75	3/15/19	6,050,000		7,022,391
					80,967,819
Morocco - 2.2%
Moroccan Government, Sr. Unscd. Bonds	EUR	3.50	6/19/24	28,760,000		33,475,446
Moroccan Government, Sr. Unscd. Notes	EUR	4.50	10/5/20	9,950,000		12,197,114
Moroccan Government, Sr. Unscd. Notes		4.25	12/11/22	13,545,000		14,219,229
					59,891,789
Netherlands - 2.8%
ABN AMRO Bank, Sr. Unscd. Notes		4.25	2/2/17	5,700,000	[b]	5,804,196
ABN AMRO Bank, Sub. Notes		4.75	7/28/25	9,350,000	[b]	9,741,578
Iberdrola International, Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,610,722
Iberdrola International, Gtd. Notes	EUR	5.75	2/27/49	800,000	[d]	949,462
Mylan, Gtd. Notes		2.50	6/7/19	6,125,000	[b]	6,210,683

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 97.7% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Netherlands - 2.8% (continued)
Netherlands Government, Bonds	EUR	1.25	1/15/18	17,100,000	[b]	19,530,853
Netherlands Government, Bonds	EUR	0.25	1/15/20	4,350,000		4,969,500
Rabobank Nederland, Gtd. Notes		3.38	1/19/17	2,565,000		2,598,368
Rabobank Nederland, Sub. Bonds	EUR	2.50	5/26/26	6,080,000	[d]	6,876,587
Volkswagen International Finance, Gtd. Notes		2.38	3/22/17	3,825,000	[b]	3,855,451
Vonovia Finance, Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,616,630
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,505,480
					74,269,510
New Zealand - 1.3%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	43,883,000	[g]	33,773,987
Norway - .3%
Norwegian Government, Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[b]	8,489,588
Peru - .4%
Peruvian Government, Sr. Unscd. Bonds	EUR	2.75	1/30/26	6,125,000		7,222,076
Peruvian Government, Sr. Unscd. Bonds		4.13	8/25/27	3,625,000		4,005,625
					11,227,701
Poland - 1.0%
Polish Government, Bonds, Ser. 0725	PLN	3.25	7/25/25	3,725,000		976,947
Polish Government, Sr. Unscd. Notes	EUR	3.00	1/15/24	7,800,000		9,900,399
Polish Government, Sr. Unscd. Notes	EUR	1.50	9/9/25	14,100,000		16,199,133
					27,076,479
Qatar - .4%
Qatar Government, Sr. Unscd. Notes		2.38	6/2/21	10,550,000	[b]	10,685,778
Romania - .3%
Romanian Government, Sr. Unscd. Notes	EUR	2.75	10/29/25	6,000,000	[b]	6,872,933
Serbia - .2%
Serbian Government, Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,129,200
Singapore - 1.1%
Singapore Government, Sr. Unscd. Bonds	SGD	2.13	6/1/26	39,450,000		29,867,319
South Korea - 3.4%
Republic of Korea, Sr. Unscd. Bonds, Ser. 2506	KRW	2.25	6/10/25	47,170,000,000		43,672,618

Bonds and Notes - 97.7% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
South Korea - 3.4% (continued)
Republic of Korea, Sr. Unscd. Bonds, Ser. 2512	KRW	2.25	12/10/25	51,793,000,000		48,118,501
					91,791,119
Spain - 2.8%
BBVA Subordinated Capital, Gtd. Notes	EUR	3.50	4/11/24	10,000,000	[d]	11,314,338
Driver Espana Three, Fondo de Titulizacion, Ser. 3, Cl. A	EUR	0.69	12/21/26	7,807,066	[d]	8,718,329
Santander International Debt, Gtd. Notes	EUR	4.00	3/27/17	4,200,000		4,796,324
Spanish Government, Bonds	EUR	2.75	4/30/19	15,950,000		19,101,236
Spanish Government, Bonds	EUR	1.40	1/31/20	8,794,000		10,245,874
Spanish Government, Bonds	EUR	5.75	7/30/32	10,275,000		17,948,923
Telefonica Emisiones, Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,061,095
					74,186,119
Supranational - 2.4%
European Investment Bank, Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[b]	11,703,459
International Bank for Reconstruction & Development, Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,135,690
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/21	69,975,000		51,403,516
					65,242,665
Sweden - .1%
Swedish Government, Bonds, Ser. 1047	SEK	5.00	12/1/20	20,660,000		3,040,932
United Kingdom - 5.0%
British Telecommunications, Sr. Unscd. Notes	EUR	0.63	3/10/21	7,450,000		8,313,145
Lloyds Bank, Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,250,224
Lloyds Banking Group, Gtd. Notes		3.10	7/6/21	4,000,000		4,026,600
United Kingdom Gilt, Bonds	GBP	5.00	3/7/18	125,000		180,216
United Kingdom Gilt, Bonds	GBP	1.50	1/22/21	15,825,000		22,124,221
United Kingdom Gilt, Bonds	GBP	2.00	9/7/25	22,200,000		32,382,204
United Kingdom Gilt, Bonds	GBP	4.25	12/7/40	6,770,000		13,627,873
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/44	24,875,000		44,217,840
Vodafone Group, Sr. Unscd. Notes	EUR	1.25	8/25/21	5,400,000		6,183,099
					133,305,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 23.2%
21st Century Fox America, Gtd. Notes	3.70	10/15/25	2,600,000	[c]	2,818,733
A10 Term Asset Financing, Ser. 2013-2, Cl. A	2.62	11/15/27	791,507	[b]	787,586
Aetna, Sr. Unscd. Notes	1.90	6/7/19	8,150,000		8,262,657
Ally Financial, Gtd. Notes	3.50	1/27/19	3,310,000		3,297,587
AmeriCredit Automobile Receivables Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	2,760,000		2,760,917
AmeriCredit Automobile Receivables Trust, Ser. 2013-4, Cl. C	2.72	9/9/19	1,065,000		1,076,696
Apple, Sr. Unscd. Notes	3.25	2/23/26	8,895,000		9,462,946
Aventura Mall Trust, Ser. 2013-AVM, Cl. A	3.74	12/5/32	2,305,000	[b,d]	2,494,595
BAE Systems Holdings, Gtd. Bonds	3.80	10/7/24	1,301,000		1,371,678
BAE Systems Holdings, Gtd. Bonds	3.80	10/7/24	2,800,000	[b]	2,952,113
Barclays Commercial Mortgage Securities Trust, Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	[b]	1,323,578
Bear Stearns ALT-A Trust, Ser. 2004-2, Cl. 2A1	2.82	3/25/34	754,824	[d]	746,506
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PWR10, Cl. AJ	5.59	12/11/40	506,698	[d]	508,481
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	9,467,507		9,287,126
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR16, Cl. AJ	5.72	6/11/40	7,218,309	[d]	7,097,612
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR17, Cl. AJ	5.87	6/11/50	2,000,000	[d]	1,967,568
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR18, Cl. AJ	6.20	6/11/50	950,000	[d]	919,645
Branch Banking and Trust, Sub. Notes	3.63	9/16/25	7,850,000		8,464,953
Capital Auto Receivables Asset Trust, Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		873,208
Capital Auto Receivables Asset Trust, Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		921,414
Capital Auto Receivables Asset Trust, Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,295,888
Capital Auto Receivables Asset Trust, Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,876,795
Capital Auto Receivables Asset Trust, Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		6,056,949
Capital Auto Receivables Asset Trust, Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,337,967
CarMax Auto Owner Trust, Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,654,904

Bonds and Notes - 97.7% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 23.2% (continued)
CarMax Auto Owner Trust, Ser. 2015-2, Cl. D		3.04	11/15/21	1,000,000		1,006,781
Celgene, Sr. Unscd. Notes		5.00	8/15/45	6,400,000		7,081,261
Chrysler Capital Auto Receivables Trust, Ser. 2013-AA, Cl. D		2.93	8/17/20	5,100,000	[b]	5,074,981
Chrysler Capital Auto Receivables Trust, Ser. 2013-BA, Cl. C		2.24	9/16/19	1,135,000	[b]	1,143,577
Chrysler Capital Auto Receivables Trust, Ser. 2015-AA, Cl. D		3.15	1/18/22	3,100,000	[b]	3,056,442
Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Cl. C		3.26	4/15/21	3,500,000	[b]	3,559,644
Citigroup, Sr. Unscd. Notes		4.65	7/30/45	4,120,000		4,549,522
Citigroup, Sub. Bonds		4.40	6/10/25	5,870,000		6,138,353
Citigroup Commercial Mortgage Trust, Ser. 2013-375P, Cl. C		3.52	5/10/35	150,000	[b,d]	154,557
Colony American Homes, Ser. 2014-1A, Cl. C		2.30	5/17/31	1,625,000	[b,d]	1,599,720
Commercial Mortgage Trust, Ser. 2006-C8, Cl. AJ		5.38	12/10/46	6,330,000		6,101,882
Commercial Mortgage Trust, Ser. 2013-WWP, Cl. B		3.73	3/10/31	1,225,000	[b]	1,293,572
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Cl. 4A1		5.50	9/25/34	758,112		780,696
Daimler Finance North America, Gtd. Notes		1.75	7/5/19	8,225,000	[b]	8,212,745
Dell Equipment Finance Trust, Ser. 2015-1, Cl. C		2.42	3/23/20	6,880,000	[b]	6,889,179
Drive Auto Receivables Trust, Ser. 2015-AA, Cl. C		3.06	5/17/21	5,750,000	[b]	5,801,694
DT Auto Owner Trust, Ser. 2014-1A, Cl. D		3.98	1/15/21	3,225,000	[b]	3,265,627
DT Auto Owner Trust, Ser. 2014-3A, Cl. D		4.47	11/15/21	2,425,000	[b]	2,460,630
DT Auto Owner Trust, Ser. 2015-3A, Cl. B		2.46	11/15/19	4,700,000	[b]	4,701,727
Extended Stay America Trust, Ser. 2013-ESH7, Cl. D7		5.05	12/5/31	1,000,000	[b,d]	1,007,846
Federal Home Loan Mortgage Corporation, Structured Agency Credit Risk Debt Notes,		2.85	8/25/24	1,366,484	[d,h]	1,377,335
Federal National Mortgage Association Connecticut Avenue Securities, Ser. 2014-C04, Ser. 1M1		2.40	11/25/24	1,618,654	[d,h]	1,625,590
FedEx, Gtd. Notes	EUR	1.00	1/11/23	1,200,000		1,350,692
FedEx, Gtd. Notes		3.25	4/1/26	2,565,000		2,677,914
FedEx, Gtd. Notes	EUR	1.63	1/11/27	5,850,000		6,617,726
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF4, Cl. M1		1.31	6/25/34	2,732,764	[d]	2,628,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 97.7% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 23.2% (continued)
Flagship Credit Auto Trust, Ser. 2015-2, Cl. A		1.98	10/15/20	1,975,951	[b]	1,975,226
Ford Credit Auto Owner Trust, Ser. 2014-A, Cl. B		1.71	5/15/19	1,750,000		1,757,080
Ford Credit Floorplan Master Owner Trust A, Ser. 2015-1, Cl. A1		1.42	1/15/20	8,355,000		8,374,129
Ford Motor Credit, Sr. Unscd. Notes		3.00	6/12/17	4,620,000		4,686,777
Ford Motor Credit, Sr. Unscd. Notes		2.55	10/5/18	1,700,000		1,732,370
Ford Motor Credit, Sr. Unscd. Notes		3.34	3/18/21	3,475,000		3,611,901
Freeport-McMoRan, Gtd. Notes		2.15	3/1/17	5,435,000		5,421,412
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. EFX		3.38	12/15/19	3,620,000	[b,d]	3,482,979
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. FFX		3.38	12/15/19	1,640,000	[b,d]	1,546,601
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/29/49	3,085,000	[d]	3,281,668
General Motors Financial, Gtd. Notes		3.10	1/15/19	4,475,000		4,574,247
GM Financial Automobile Leasing Trust, Ser. 2015-1, Cl. D		3.01	3/20/20	3,350,000		3,333,109
Goldman Sachs Group, Sub. Notes		4.25	10/21/25	3,960,000		4,105,764
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2		2.64	5/10/49	4,200,000		4,371,263
Hilton USA Trust, Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	[b]	921,919
Hyundai Auto Receivables Trust, Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,325,174
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,575,000		2,513,427
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	5,735,000		5,720,717
JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	5,390,000	[d]	5,308,918
JPMorgan Chase & Co., Sr. Unscd. Notes		3.30	4/1/26	9,610,000		9,961,947
JPMorgan Chase Bank, Sub. Notes	EUR	4.38	11/30/21	3,050,000	[d]	3,407,599
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS		1.38	11/25/36	19,465	[d]	18,572
Kraft Heinz Foods, Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,288,114
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/28	13,575,000		15,885,552
Metropolitan Life Global Funding I, Scd. Notes		1.50	1/10/18	4,605,000	[b]	4,632,584
Morgan Stanley, Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,703,057

Bonds and Notes - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 23.2% (continued)
Morgan Stanley Capital I Trust, Ser. 2007-IQ14, Cl. AM	5.68	4/15/49	5,692,000	[d]	5,688,910
Morgan Stanley Mortgage Loan Trust, Ser. 2005-1, Cl. 4A1	0.75	3/25/35	260,605	[d]	237,841
Newell Brands, Sr. Unscd. Notes	2.60	3/29/19	3,925,000		4,030,414
OneMain Financial Issuance Trust, Ser. 2014-2A, Cl. A	2.47	9/18/24	7,400,000	[b]	7,425,344
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. A	3.19	3/18/26	5,344,000	[b]	5,405,716
OneMain Financial Issuance Trust, Ser. 2015-1A, Cl. B	3.85	3/18/26	3,250,000	[b]	3,196,807
OneMain Financial Issuance Trust, Ser. 2015-2A, Cl. A	2.57	7/18/25	6,225,000	[b]	6,231,032
Oracle, Sr. Unscd. Notes	4.00	7/15/46	11,100,000		11,213,120
Prudential Financial, Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,482,676
Santander Drive Auto Receivables Trust, Ser. 2014-1, Cl. B	1.59	10/15/18	1,660,801		1,661,917
Santander Drive Auto Receivables Trust, Ser. 2015-5, Cl. D	3.65	12/15/21	886,000		914,771
Scientific Games International, Gtd. Notes	10.00	12/1/22	3,105,000		2,538,338
Southern, Sr. Unscd. Notes	3.25	7/1/26	9,275,000		9,662,305
Springleaf Funding Trust, Ser. 2013-AA, Cl. A	2.41	12/15/22	3,431,866	[b]	3,434,371
Springleaf Funding Trust, Ser. 2013-AA, Cl. A	3.45	12/15/22	3,450,000	[b]	3,448,597
Springleaf Funding Trust, Ser. 2015-AA, Cl. A	3.16	11/15/24	9,175,000	[b]	9,234,618
SunTrust Auto Receivables Trust, Ser. 2015-15A, Cl. A3	1.42	9/16/19	7,025,000	[b]	7,043,550
T-Mobile USA, Gtd. Notes	6.00	3/1/23	2,900,000		3,012,375
U.S. Treasury Bonds	2.50	2/15/46	93,935,000	[c]	97,905,257
U.S. Treasury Bonds	2.50	5/15/46	33,950,000		35,419,390
U.S. Treasury Inflation Protected Securities, Notes	0.13	4/15/20	64,330,852	[i]	65,847,387
Visa, Sr. Unscd. Notes	2.20	12/14/20	9,250,000		9,536,593
Volkswagen Group of America Finance, Gtd. Notes	1.25	5/23/17	4,175,000	[b]	4,163,214
Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Cl. AJ	5.70	6/15/49	6,930,000	[d]	6,775,254
Walgreens Boots Alliance, Sr. Unscd. Notes	1.75	5/30/18	5,550,000		5,595,377
Wells Fargo & Co., Sr. Unscd. Notes	2.63	12/15/16	1,580,000		1,593,367
Wells Fargo & Co., Sr. Unscd. Notes	3.00	4/22/26	6,125,000		6,251,273
Wells Fargo & Co., Sub. Notes	4.30	7/22/27	1,675,000		1,810,221

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 97.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 23.2% (continued)
Westlake Automobile Receivables Trust, Ser. 2014-2A, Cl. D	2.86	7/15/21	2,125,000	[b]	2,110,700
ZFS Finance (USA) Trust V, Jr. Sub. Cap. Secs.	6.50	5/9/67	3,571,000	[b,d]	3,579,927
				618,169,223
Total Bonds and Notes (cost $2,518,055,507)			2,605,828,349
Options Purchased - .0%			Face Amount Covered by Contracts		Value ($)
Call Options - .0%
Japanese Yen, July 2016 @ JPY 117.31		EUR	34,400,000		110,230
Japanese Yen, July 2016 @ JPY 117.92		EUR	34,300,000		85,653
				195,883
Put Options - .0%
Polish Zloty, July 2016 @ PLN 3.87			25,600,000		88,107
Polish Zloty, July 2016 @ PLN 3.93			25,700,000		244,222
				332,329
Total Options Purchased (cost $2,589,091)			528,212
Short-Term Investments - 1.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)

U.S. Treasury Bills (cost $40,552,354)	0.37	9/15/16	40,584,000	[j]	40,567,198
Other Investment - .6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $15,295,889)			15,295,889	[k]	15,295,889

Investment of Cash Collateral for Securities Loaned - .1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $2,887,907)	2,887,907	[k] 2,887,907
Total Investments (cost $2,579,380,748)	99.9%	2,665,107,555
Cash and Receivables (Net)	0.1%	3,099,784
Net Assets	100.0%	2,668,207,339

EUR—Euro

a Principal amount stated in U.S. Dollars unless otherwise noted.

AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at $406,133,089 or 15.22% of net assets.
c Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $101,969,315 and the value of the collateral held by the fund was $106,072,618, consisting of cash collateral of $2,887,907 and U.S. Government & Agency securities valued at $103,184,711.
d Variable rate security—rate shown is the interest rate in effect at period end.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
h The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j Held by or on behalf of a counterparty for open financial futures contracts.
k Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	67.9
Corporate Bonds	13.3
U.S. Government	7.5
Asset-Backed	6.2
Commercial Mortgage-Backed	2.6
Short-Term/Money Market Investments	2.2
Residential Mortgage-Backed	.2
Options Purchased	.0
99.9

† Based on net assets.

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

June 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 06/30/2016 ($)

Financial Futures Long
Australian 3 Year Bond	2,858	241,251,867	September 2016	29,506
Canadian 10 Year Bond	658	75,397,902	September 2016	329,777
U.S. Treasury 5 Year Notes	636	77,696,344	September 2016	321,652
U.S. Treasury Ultra Long Bond	4	745,500	September 2016	(6,884)
Financial Futures Short
Euro BTP Italian Government Bond	155	(24,530,629)	September 2016	(306,299)
Euro-Bobl	659	(97,705,471)	September 2016	(885,712)
Euro-Bond	1,469	(272,443,990)	September 2016	(6,411,832)
Euro-Schatz	42	(5,223,316)	September 2016	(12,636)
Japanese 10 Year Bond	52	(77,004,212)	September 2016	(403,111)
U.S. Treasury 10 Year Notes	301	(40,028,297)	September 2016	(869,836)
U.S. Treasury 2 Year Notes	273	(59,876,578)	September 2016	(320,379)
Gross Unrealized Appreciation				680,935
Gross Unrealized Depreciation				(9,216,689)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $101,969,315)—Note 1(c):
Unaffiliated issuers	2,561,196,952	2,646,923,759
Affiliated issuers	18,183,796	18,183,796
Cash		7,279,903
Cash denominated in foreign currency	15,952,735	15,997,717
Receivable for investment securities sold		21,282,878
Dividends, interest and securities lending income receivable		13,329,852
Receivable for shares of Beneficial Interest subscribed		11,000,484
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		6,300,441
Prepaid expenses		152,422
		2,740,451,252
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,149,909
Payable for investment securities purchased		44,698,793
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		17,582,703
Payable for shares of Beneficial Interest redeemed		5,466,308
Liability for securities on loan—Note 1(c)		2,887,907
Payable for futures variation margin—Note 4		130,590
Accrued expenses		327,703
		72,243,913
Net Assets ($)		2,668,207,339
Composition of Net Assets ($):
Paid-in capital		2,638,164,795
Accumulated undistributed investment income—net		14,333,777
Accumulated net realized gain (loss) on investments		(50,204,264)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions [including ($8,535,754) net unrealized (depreciation) on financial futures]		65,913,031
Net Assets ($)		2,668,207,339

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	325,058,986	98,224,327	2,145,837,993	99,086,033
Shares Outstanding	14,938,163	4,547,902	98,346,872	4,539,454
Net Asset Value Per Share ($)	21.76	21.60	21.82	21.83

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest (net of $95,983 foreign taxes withheld at source)	23,162,960
Dividends from affiliated issuers	218,452
Income from securities lending—Note 1(c)	132,228
Total Income	23,513,640
Expenses:
Investment advisory fee—Note 3(a)	4,701,390
Shareholder servicing costs—Note 3(c)	1,141,806
Distribution fees—Note 3(b)	324,720
Custodian fees—Note 3(c)	230,200
Registration fees	139,464
Administration fee—Note 3(a)	104,412
Prospectus and shareholders’ reports	104,158
Trustees’ fees and expenses—Note 3(d)	102,271
Professional fees	43,754
Loan commitment fees—Note 2	12,729
Miscellaneous	52,249
Total Expenses	6,957,153
Less—reduction in fees due to earnings credits—Note 3(c)	(399)
Net Expenses	6,956,754
Investment Income—Net	16,556,886
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	24,736,455
Net realized gain (loss) on financial futures	(1,435,878)
Net realized gain (loss) on swap transactions	(3,897,144)
Net realized gain (loss) on forward foreign currency exchange contracts	(54,319,696)
Net Realized Gain (Loss)	(34,916,263)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	123,427,696
Net unrealized appreciation (depreciation) on options transactions	(2,060,879)
Net unrealized appreciation (depreciation) on financial futures	(9,529,311)
Net unrealized appreciation (depreciation) on swap transactions	1,488,003
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(9,569,413)
Net Unrealized Appreciation (Depreciation)	103,756,096
Net Realized and Unrealized Gain (Loss) on Investments	68,839,833
Net Increase in Net Assets Resulting from Operations	85,396,719

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Operations ($):
Investment income—net	16,556,886	27,023,147
Net realized gain (loss) on investments	(34,916,263)	(4,528,397)
Net unrealized appreciation (depreciation) on investments	103,756,096	(39,524,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	85,396,719	(17,029,653)
Dividends to Shareholders from ($):
Investment income—net:
Class A	-	(4,739,475)
Class C	-	(898,465)
Class I	-	(29,223,825)
Class Y	-	(1,499,909)
Net realized gain on investments:
Class A	-	(1,032,412)
Class C	-	(276,611)
Class I	-	(5,248,506)
Class Y	-	(129,524)
Total Dividends	-	(43,048,727)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	121,659,806	257,100,661
Class C	27,884,485	60,124,917
Class I	893,343,956	1,375,190,537
Class Y	32,132,682	79,255,196
Dividends reinvested:
Class A	9,892	5,941,425
Class C	1,438	1,175,179
Class I	54,425	31,562,157
Class Y	-	1,586,222
Cost of shares redeemed:
Class A	(71,766,198)	(111,906,096)
Class C	(9,851,312)	(9,261,229)
Class I	(427,044,154)	(377,567,985)
Class Y	(18,775,875)	(24,472,558)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	547,649,145	1,288,728,426
Total Increase (Decrease) in Net Assets	633,045,864	1,228,650,046
Net Assets ($):
Beginning of Period	2,035,161,475	806,511,429
End of Period	2,668,207,339	2,035,161,475
Undistributed (distributions in excess of) investment income—net	14,333,777	(2,223,109)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	5,710,969	11,855,699
Shares issued for dividends reinvested	470	277,424
Shares redeemed	(3,363,982)	(5,212,459)
Net Increase (Decrease) in Shares Outstanding	2,347,457	6,920,664
Class C
Shares sold	1,315,351	2,780,277
Shares issued for dividends reinvested	69	55,086
Shares redeemed	(464,437)	(432,481)
Net Increase (Decrease) in Shares Outstanding	850,983	2,402,882
Class Ia
Shares sold	41,868,973	63,625,086
Shares issued for dividends reinvested	2,584	1,473,449
Shares redeemed	(20,005,871)	(17,524,175)
Net Increase (Decrease) in Shares Outstanding	21,865,686	47,574,360
Class Ya
Shares sold	1,511,797	3,682,474
Shares issued for dividends reinvested	-	74,507
Shares redeemed	(879,011)	(1,135,152)
Net Increase (Decrease) in Shares Outstanding	632,786	2,621,829

[a]During the period ended December 31, 2015, 221,701 Class I shares representing $4,733,312 were exchanged for 221,597 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.03	21.69	21.14	21.82	20.74	20.84
Investment Operations:
Investment income—net[a]	.13	.37	.44	.51	.43	.48
Net realized and unrealized gain (loss) on investments	.60	(.50)	1.15	(.55)	1.48	.21
Total from Investment Operations	.73	(.13)	1.59	(.04)	1.91	.69
Distributions:
Dividends from investment income—net	-	(.41)	(.73)	(.62)	(.37)	(.79)
Dividends from net realized gain on investments	-	(.12)	(.31)	(.02)	(.46)	(.00)[b]
Total Distributions	-	(.53)	(1.04)	(.64)	(.83)	(.79)
Net asset value, end of period	21.76	21.03	21.69	21.14	21.82	20.74
Total Return (%)[c]	3.47	[d] (.61)	7.55	(.18)	9.26	3.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82	[e] .82	.89	.88	.93	1.00
Ratio of net expenses to average net assets	.82	[e] .82	.89	.88	.93	.98
Ratio of net investment income to average net assets	1.18	[e] 1.68	2.06	2.35	1.99	2.26
Portfolio Turnover Rate	71.06	[d] 178.07	180.28	189.93	245.46[f]	267.08[f]
Net Assets, end of period ($ x 1,000)	325,059	264,829	122,987	104,431	75,834	48,509

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012 and 2011 were 197.97% and 247.48%, respectively.

See notes to financial statements.

	Six Months Ended
Class C Shares	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	20.95	21.63	21.06	21.74	20.68	20.79
Investment Operations:
Investment income—net[a]	.05	.21	.28	.34	.27	.31
Net realized and unrealized gain (loss) on investments	.60	(.49)	1.14	(.55)	1.47	.23
Total from Investment Operations	.65	(.28)	1.42	(.21)	1.74	.54
Distributions:
Dividends from investment income—net	-	(.28)	(.54)	(.45)	(.22)	(.65)
Dividends from net realized gain on investments	-	(.12)	(.31)	(.02)	(.46)	(.00)[b]
Total Distributions	-	(.40)	(.85)	(.47)	(.68)	(.65)
Net asset value, end of period	21.60	20.95	21.63	21.06	21.74	20.68
Total Return (%)[c]	3.10	[d] (1.34)	6.76	(.94)	8.42	2.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55	[e] 1.55	1.65	1.63	1.68	1.76
Ratio of net expenses to average net assets	1.55	[e] 1.55	1.65	1.63	1.68	1.73
Ratio of net investment income to average net assets	.45	[e] .95	1.29	1.58	1.24	1.47
Portfolio Turnover Rate	71.06	[d] 178.07	180.28	189.93	245.46[f]	267.08[f]
Net Assets, end of period ($ x 1,000)	98,224	77,460	27,989	19,481	16,613	10,778

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012 and 2011 were 197.97% and 247.48%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	June 30, 2016	Year Ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	21.06	21.71	21.17	21.85	20.77	20.86
Investment Operations:
Investment income—net[a]	.16	.43	.51	.57	.50	.54
Net realized and unrealized gain (loss) on investments	.60	(.48)	1.14	(.55)	1.47	.23
Total from Investment Operations	.76	(.05)	1.65	.02	1.97	.77
Distributions:
Dividends from investment income—net	-	(.48)	(.80)	(.68)	(.43)	(.86)
Dividends from net realized gain on investments	-	(.12)	(.31)	(.02)	(.46)	(.00)[b]
Total Distributions	-	(.60)	(1.11)	(.70)	(.89)	(.86)
Net asset value, end of period	21.82	21.06	21.71	21.17	21.85	20.77
Total Return (%)	3.61	[c] (.28)	7.85	.11	9.55	3.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	[d] .52	.59	.57	.63	.67
Ratio of net expenses to average net assets	.52	[d] .52	.59	.57	.63	.66
Ratio of net investment income to average net assets	1.48	[d] 1.99	2.35	2.62	2.29	2.58
Portfolio Turnover Rate	71.06	[c] 178.07	180.28	189.93	245.46[e]	267.08[e]
Net Assets, end of period ($ x 1,000)	2,145,838	1,610,590	627,638	271,132	200,694	140,527

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
e The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012 and 2011 were 197.97% and 247.48%, respectively.

See notes to financial statements.

	Six Months Ended
Class Y Shares	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	21.06		21.71	21.17	21.23
Investment Operations:
Investment income—net[b]	.17		.44	.54	.30
Net realized and unrealized gain (loss) on investments	.60		(.49)	1.12	.04
Total from Investment Operations	.77		(.05)	1.66	.34
Distributions:
Dividends from investment income—net	-		(.48)	(.81)	(.40)
Dividends from net realized gain on investments	-		(.12)	(.31)	-
Total Distributions	-		(.60)	(1.12)	(.40)
Net asset value, end of period	21.83		21.06	21.71	21.17
Total Return (%)	3.66	[c]	(.29)	7.94	1.60[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	[d]	.48	.54	.55[d]
Ratio of net expenses to average net assets	.47	[d]	.48	.54	.55[d]
Ratio of net investment income to average net assets	1.53	[d]	2.03	2.41	2.84[d]
Portfolio Turnover Rate	71.06	[c]	178.07	180.28	189.93
Net Assets, end of period ($ x 1,000)	99,086		82,283	27,897	1

a From the close of business on July 1, 2013 (commencement of initial offering) to December 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	165,647,255	-	165,647,255
Commercial Mortgage-Backed	-	69,274,036	-	69,274,036
Corporate Bonds†	-	354,073,891	-	354,073,891
Foreign Government	-	1,812,893,165	-	1,812,893,165
Mutual Funds	18,183,796	-	-	18,183,796
Residential Mortgage-Backed	-	4,767,968	-	4,767,968
U.S. Treasury	-	239,739,232	-	239,739,232
Other Financial Instruments:
Financial Futures††	680,935	-	-	680,935
Forward Foreign Currency Exchange Contracts††	-	6,300,441	-	6,300,441
Options Purchased	-	528,212	-	528,212

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(9,216,689)	-	-	(9,216,689)
Forward Foreign Currency Exchange Contracts††	-	(17,582,703)	-	(17,582,703)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2016, The Bank of New York Mellon earned $39,094 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2016 were as follows:

Affiliated Investment Company	Value 12/31/2015 ($)	Purchases ($)	Sales ($)	Value 6/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	18,584,235	175,666,749	191,363,077	2,887,907.1
Dreyfus Institutional Preferred Plus Money Market Fund	167,760,899	1,128,907,301	1,281,372,311	15,295,889.6
Total	186,345,134	1,304,574,050	1,472,735,388	18,183,796.7

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $7,700,474 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2015. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2015 was as follows: ordinary income

$38,068,010 and long-term capital gains $4,980,717. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from January 1, 2016 through May 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .50% of the value of Class Y shares’ average daily net assets. During the period ended June 30, 2016, there was no reimbursement pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Standish serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $104,412 during the period ended June 30, 2016.

During the period ended June 30, 2016, the Distributor retained $11,632 from commissions earned on sales of the fund’s Class A shares and $31,475 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2016, Class C shares were charged $324,720 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2016, Class A and Class C shares were charged $369,896 and $108,240, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2016, the fund was charged $8,654 for transfer agency services and $861 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $399.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2016, the fund was charged $230,200 pursuant to the custody agreement.

During the period ended June 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $859,983, administration fees $17,402, Distribution Plan fees $58,766,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Shareholder Services Plan fees $85,584, custodian fees $120,062, Chief Compliance Officer fees $4,812 and transfer agency fees $3,300.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended June 30, 2016, amounted to $1,988,562,016 and $1,559,965,320, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2016 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in foreign currencies, or as a substitute for an investment. The fund is subject to market risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At June 30, 2016, there were no options written outstanding.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Indonesian Rupiah,
Expiring
8/31/2016	157,901,505,000	11,805,720	11,816,970	11,250
Citigroup
Brazilian Real,
Expiring
8/2/2016	90,825,000	24,864,147	27,976,239	3,112,092
Euro,
Expiring
7/5/2016	384,615	426,884	426,828	(56)
Russian Ruble,
Expiring
8/31/2016	1,629,825,000	24,627,712	25,062,439	434,727

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Goldman Sachs International
Polish Zloty,
Expiring
8/31/2016	94,140,000	24,514,348	23,824,656	(689,692)
HSBC
Indian Rupee,
Expiring
8/31/2016	788,585,000	11,646,490	11,553,146	(93,344)
Swedish Krona,
Expiring
7/29/2016	353,360,000	42,781,319	41,818,466	(962,853)
JP Morgan Chase Bank
Japanese Yen,
Expiring
7/1/2016	546,916,548	5,328,332	5,296,243	(32,089)
Sales:
Bank of America
Euro,
Expiring
7/29/2016	60,562,000	66,723,881	67,282,500	(558,619)
Mexican New Peso,
Expiring
8/31/2016	409,095,000	22,213,504	22,234,612	(21,108)
New Zealand Dollar,
Expiring
7/29/2016	117,825,000	84,055,766	83,997,291	58,475
Polish Zloty,
Expiring
8/31/2016	1,900,000	469,507	480,846	(11,339)
Singapore Dollar,
Expiring
7/29/2016	72,340,000	53,202,912	53,687,130	(484,218)
South Korean Won,
Expiring
8/31/2016	92,609,040,000	80,033,623	80,343,529	(309,906)
Citigroup
Canadian Dollar,
Expiring
7/29/2016	8,785,000	6,712,533	6,800,614	(88,081)
Euro,
Expiring
7/29/2016	59,710,000	67,171,136	66,335,954	835,182

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Citigroup (continued)
Japanese Yen,
Expiring
7/29/2016	655,690,000	6,389,607	6,355,361	34,246
Taiwan Dollar,
Expiring
8/31/2016	841,595,000	26,258,814	26,126,240	132,574
Goldman Sachs International
Euro,
Expiring
7/1/2016	75,570	84,050	83,865	185
7/29/2016	148,378,000	163,557,712	164,843,346	(1,285,634)
Japanese Yen,
Expiring
7/29/2016	24,266,873,000	232,421,313	235,209,847	(2,788,534)
HSBC
Australian Dollar,
Expiring
7/29/2016	185,135,000	135,849,948	137,921,843	(2,071,895)
Canadian Dollar,
Expiring
7/29/2016	185,260,000	141,559,245	143,412,824	(1,853,579)
Euro,
Expiring
7/29/2016	129,653,000	142,903,536	144,040,453	(1,136,917)
New Zealand Dollar,
Expiring
7/29/2016	35,895,000	25,021,902	25,589,499	(567,597)
JP Morgan Chase Bank
Euro,
Expiring
7/29/2016	231,115,000	254,851,709	256,761,582	(1,909,873)
Hungarian Forint,
Expiring
8/31/2016	10,415,410,000	38,249,762	36,600,994	1,648,768
Japanese Yen,
Expiring
7/29/2016	546,920,000	5,334,036	5,301,094	32,942
South Korean Won,
Expiring
8/31/2016	10,675,700,000	9,234,236	9,261,768	(27,532)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
UBS
British Pound,
Expiring
7/29/2016	85,775,000	114,103,909	114,217,753	(113,844)
Euro,
Expiring
7/29/2016	260,542,000	286,984,386	289,454,064	(2,469,678)
Norwegian Krone,
Expiring
7/29/2016	79,600,000	9,404,898	9,511,213	(106,315)
Gross Unrealized Appreciation				6,300,441
Gross Unrealized Depreciation				(17,582,703)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2016, there were no credit default swap agreements outstanding.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	680,935	[1]	Interest rate risk	(9,216,689)	[1]
Foreign exchange risk	6,828,653	[2,3]	Foreign exchange risk	(17,582,703)	[3]
Gross fair value of derivative contracts	7,509,588			(26,799,392)

Statement of Assets and Liabilities location:

[1]

Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of
Assets and Liabilities.

[2]	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Forward Contracts	[2]	Swaps Transactions	[3]	Total
Interest rate	(1,435,878)		-		-		(1,435,878)
Foreign Exchange	-		(54,319,696)		-		(54,319,696)
Credit	-		-		(3,897,144)		(3,897,144)
Total	(1,435,878)		(54,319,696)		(3,897,144)		(59,652,718)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[4]	Options Transactions	[5]	Forward Contracts	[6]	Swaps Transactions	[7]	Total
Interest rate	(9,529,311)		-		-		-		(9,529,311)
Foreign Exchange	-		(2,060,879)		(9,569,413)		-		(11,630,292)
Credit	-		-		-		1,488,003		1,488,003
Total	(9,529,311)		(2,060,879)		(9,569,413)		1,488,003		(19,671,600)
Statement of Operations location:

[1]	Net realized gain (loss) on financial futures.
[2]	Net realized gain (loss) on forward foreign currency exchange contracts.
[3]	Net realized gain (loss) on swaps transactions.
[4]	Net unrealized appreciation (depreciation) on financial futures.
[5]	Net unrealized appreciation (depreciation) on options transactions.
[6]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[7]	Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	680,935	(9,216,689)
Options	528,212	-
Forward contracts	6,300,441	(17,582,703)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	7,509,588	(26,799,392)
Derivatives not subject to
Master Agreements	(680,935)	9,216,689
Total gross amount of assets
and liabilities subject to
Master Agreements	6,828,653	(17,582,703)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2016:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	69,725		(69,725)	-		-
Citigroup	4,548,821		(88,137)	(3,888,000)		572,684
Goldman Sachs International	330,060		(330,060)	-		-
JP Morgan Chase Bank	1,880,047		(1,880,047)	-		-
Total	6,828,653		(2,367,969)	(3,888,000)		572,684

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(1,385,190)		69,725	1,315,465		-
Citigroup	(88,137)		88,137	-		-
Goldman Sachs International	(4,763,860)		330,060	-		(4,433,800)
HSBC	(6,686,185)		-	-		(6,686,185)
JP Morgan Chase Bank	(1,969,494)		1,880,047	-		(89,447)
UBS	(2,689,837)		-	2,689,837		-
Total	(17,582,703)		2,367,969	4,005,302		(11,209,432)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2016:

Average Market Value ($)
Interest rate financial futures	515,524,941
Foreign currency options contracts	75,459
Forward contracts	2,496,443,040

The following summarizes the average notional value of swap agreements outstanding during the period ended June 30, 2016:

Average Notional Value ($)
Credit default swap agreements	5,185,714

At June 30, 2016, accumulated net unrealized appreciation on investments was $85,726,807, consisting of $105,264,987 gross unrealized appreciation and $19,538,180 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 24-25, 2016, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Standish Mellon Asset Management Company LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was in the first quartile of the Performance Group and Performance Universe medians for all periods (ranking highest in the Performance Group and/or the Performance Universe in several periods). The Board also noted that the fund’s yield performance for Class A and/or Class I shares was generally at or below the Performance Group median for the ten one-year periods ended December 31st but was above the Performance Universe median for six of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index for the last ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was the lowest in the Expense Group and, the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (actual management fees were lowest in the Expense Group and total expenses were lowest in the Expense Group and Expense Universe).

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The

Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

NOTES

For More Information

Dreyfus/Standish Global Fixed Income Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Standish Mellon Asset Management Company LLC
BNY Mellon Center
201 Washington Street
Suite 2900
Boston, MA 02108-4408

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHGAX Class C: DHGCX Class I: SDGIX Class Y: DSDYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6940SA0616

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    August 29, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)